UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2019

Item 1. Schedule of Investments.

	Validea Market Legends ETF
	Schedule of Investments
	August 31, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 97.7%
	Accommodation and Food Services - 2.5%
6,380	BJ’s Restaurants, Inc.	$232,487
12,941	Bloomin’ Brands, Inc.	233,456
		465,943
	Administrative and Support and Waste Management and Remediation Services - 1.0%
8,012	Kelly Services, Inc. - Class A	193,970

	Construction - 2.9%
5,770	D.R. Horton, Inc.	285,442
3,016	EMCOR Group, Inc.	263,719
		549,161
	Educational Services - 1.3%
351	Graham Holdings Company - Class B	247,125

	Finance and Insurance - 8.9%
49,500	Banco Bilbao Vizcaya Argentaria S.A. - ADR	235,125
5,604	Bank of New York Mellon Corporation	235,704
5,524	MetLife, Inc.	244,713
12,022	OFG Bancorp	246,691
6,933	PacWest Bancorp	236,277
1,676	Travelers Companies, Inc.	246,305
13,970	Waddell & Reed Financial, Inc. - Class A	225,895
		1,670,710
	Health Care and Social Assistance - 1.3%
11,403	Tenet Healthcare Corporation (a)	246,875

	Information - 5.1%
6,147	China Mobile, Ltd. - ADR	253,933
19,680	KT Corporation - ADR	221,006
31,682	Mobile TeleSystems PJSC - ADR	254,407
34,408	Telefonica S.A. - ADR	237,415
		966,761
	Manufacturing - 37.6%
8,391	Advanced Drainage Systems, Inc.	263,393
14,423	ArcelorMittal - (b)	207,258
4,382	Arena Pharmaceuticals, Inc. (a)	231,764
350	Atrion Corporation	272,002
15,034	AVX Corporation	203,711
9,997	Boise Cascade Company	313,906
13,154	Canadian Solar, Inc. (a)	307,672
6,587	Domtar Corporation	217,042
8,343	Eni SpA - ADR	251,959
13,184	Equinor ASA - ADR	224,260
10,006	G-III Apparel Group, Ltd. (a)	205,223
17,808	Goodyear Tire & Rubber Company	204,258
10,363	Kulicke & Soffa Industries, Inc.	215,861
2,967	LCI Industries	251,453
2,490	Ligand Pharmaceuticals, Inc. (a)	226,366

10,265	Louisiana-Pacific Corporation	246,771
4,591	Lumentum Holdings, Inc. (a)	255,994
5,812	Micron Technology, Inc. (a)	263,109
2,816	MKS Instruments, Inc.	220,465
4,490	Nucor Corporation	219,920
2,870	Oshkosh Corporation	201,675
3,033	PVH Corporation	229,901
3,976	Royal Dutch Shell plc - Class A - ADR	221,066
6,777	Skechers U.S.A., Inc. - Class A (a)	214,560
14,543	STMicroelectronics NV - (b)	257,411
7,699	Stoneridge, Inc. (a)	236,436
9,899	TechnipFMC plc	245,891
5,156	Textron, Inc.	232,020
15,725	Vishay Intertechnology, Inc.	248,927
6,609	Winnebago Industries, Inc.	211,620
		7,101,894
	Mining, Quarrying, and Oil and Gas Extraction - 7.4%
2,954	Arch Coal, Inc. - Class A	226,158
25,818	Berry Petroleum Corporation	206,286
40,156	CNX Resources Corporation (a)	320,043
10,687	Peabody Energy Corporation	196,961
4,475	PetroChina Company, Ltd. - ADR	219,499
4,444	Rio Tinto plc - ADR	224,778
		1,393,725
	Professional, Scientific, and Technical Services - 2.3%
8,923	Heidrick & Struggles International, Inc.	236,906
2,452	SYNNEX Corporation	205,502
		442,408
	Real Estate and Rental and Leasing - 3.8%
3,340	ORIX Corporation - ADR	246,692
49,392	Realogy Holdings Corporation	236,094
4,872	RMR Group, Inc. - Class A	226,987
		709,773
	Retail Trade - 11.5%
13,691	Abercrombie & Fitch Company - Class A	200,162
15,546	American Eagle Outfitters, Inc.	261,484
3,197	Best Buy Company, Inc.	203,489
12,939	Buckle, Inc.	253,604
3,332	Dillard’s, Inc. - Class A	194,989
13,741	Gap, Inc.	216,970
6,083	Genesco, Inc. (a)	217,042
3,285	Group 1 Automotive, Inc.	245,455
4,413	Insight Enterprises, Inc. (a)	212,089
11,630	Macy’s, Inc.	171,659
		2,176,943
	Transportation and Warehousing - 3.8%
10,762	Plains GP Holdings LP - Class A	235,903
14,114	Schneider National, Inc. - Class B	274,376
6,566	Werner Enterprises, Inc.	214,577
		724,856

	Wholesale Trade - 8.3%
1,840	Acuity Brands, Inc.	230,755
3,636	DuPont de Nemours, Inc.	246,994
6,216	Foot Locker, Inc.	224,957
7,530	Hillenbrand, Inc.	206,623
11,152	Jefferies Financial Group, Inc.	207,873
2,631	Reliance Steel & Aluminum Company	255,812
9,115	Schnitzer Steel Industries, Inc. - Class A	201,806
		1,574,820
	TOTAL COMMON STOCKS (Cost $18,625,879)	18,464,964

	PREFERRED STOCKS - 1.2%
	Manufacturing - 1.2%
74,461	Gerdau S.A. - ADR	227,106
	TOTAL PREFERRED STOCKS (Cost $279,641)	227,106

	SHORT-TERM INVESTMENTS - 0.8%
151,089	First American Treasury Obligations Fund, Class X - 2.01%*	151,089
	TOTAL SHORT-TERM INVESTMENTS (Cost $151,089)	151,089
	Total Investments - 99.7% (Cost $19,056,609)	18,843,159
	Other Assets in Excess of Liabilities - 0.3%	50,128
	NET ASSETS - 100.0%	$18,893,287

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	NY Registered Shares
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
*	Rate shown is the annualized seven-day yield as of August 31, 2019.

Summary of Fair Value Disclosure at August 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$18,464,964	$-	$-	$18,464,964
Preferred Stocks	227,106	-	-	227,106
Short-Term Investments	151,089	-	-	151,089
Total Investments in Securities	$18,843,159	$-	$-	$18,843,159

For the period ended August 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)*     /s/ Kristina R. Nelson
   Kristina R. Nelson, President (principal executive officer)

Date         10/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date         10/25/2019

By (Signature and Title)*     /s/ Kristen M. Weitzel
                     Kristen M. Weitzel, Treasurer (principal financial officer)

Date         10/25/2019

* Print the name and title of each signing officer under his or her signature.